Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	3 Months Ended
Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
Reclassification of noncurrent taxes payable to assets under noncurrent deferred income taxes	$ 15,000